FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated fair values and recorded book balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2016
Assets
Cash and due from banks	$35,238	$35,238	$35,238	$—	$—
Interest bearing deposits	47,956	47,956	47,956	—	—
Interest bearing deposits - time	5,591	5,611	—	5,611	—
Trading securities	410	410	410	—	—
Securities available for sale	610,616	610,616	—	610,616	—
Federal Home Loan Bank and Federal
Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale (1)	1,655,335	1,629,587	—	67,321	1,562,266
Accrued interest receivable	7,316	7,316	5	2,364	4,947
Derivative financial instruments	2,251	2,251	—	2,251	—
Liabilities
Deposits with no stated maturity (2)	$1,740,601	$1,740,601	$1,740,601	$—	$—
Deposits with stated maturity (2)	485,118	483,469	—	483,469	—
Other borrowings	9,433	10,371	—	10,371	—
Subordinated debentures	35,569	25,017	—	25,017	—
Accrued interest payable	932	932	21	911	—
Derivative financial instruments	975	975	—	975	—
2015
Assets
Cash and due from banks	$54,260	$54,260	$54,260	$—	$—
Interest bearing deposits	31,523	31,523	31,523	—	—
Interest bearing deposits - time	11,866	11,858	—	11,858	—
Trading securities	148	148	148	—	—
Securities available for sale	585,484	585,484	—	585,484	—
Federal Home Loan Bank and Federal
Reserve Bank Stock	15,471	NA	NA	NA	NA
Net loans and loans held for sale	1,520,346	1,472,613	—	27,866	1,444,747
Accrued interest receivable	6,565	6,565	5	1,969	4,591
Derivative financial instruments	1,238	1,238	—	1,238	—
Liabilities
Deposits with no stated maturity (2)	$1,659,743	$1,659,743	$1,659,743	$—	$—
Deposits with stated maturity (2)	426,220	423,776	—	423,776	—
Other borrowings	11,954	13,448	—	13,448	—
Subordinated debentures	35,569	23,069	—	23,069	—
Accrued interest payable	466	466	21	445	—
Derivative financial instruments	619	619	—	619	—

(1)	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.
(2)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $7.4 million and $11.8 million at December 31, 2016 and 2015, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $31.3 million and $38.4 million at December 31, 2016 and 2015, respectively.